Pensions And Postretirement Benefit Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pensions and Post Retirement Benefit Plans (Additional Textual) [Abstract]
Defined contribution plans expense	$ 1.5	$ 1.5	$ 4.8	$ 4.7	$ 2.5
Multi-employer contribution plan expense	0.2	0.2	0.7	0.7
Amortization of prior service cost			0.1
Amortization of net loss			8.1
Amortization of transition asset			(0.3)
Accumulated benefit obligation pension plans			231.5	209.4
Time horizon of return on assets allocation, in years			20 years
Operating expense			5.6	5.0	4.5
Pension Benefits [Member]
Pensions and Post Retirement Benefit Plans (Textual) [Abstract]
Expected contributions by the employer			12.9
Expected return on plan assets			7.68%	7.65%
Other Benefits [Member]
Pensions and Post Retirement Benefit Plans (Textual) [Abstract]
Expected contributions by the employer			$ 1.0
Initial health care cost trend rate			7.80%	8.00%
Growth Seeking Assets [Member]
Pensions and Post Retirement Benefit Plans (Textual) [Abstract]
Target allocation investment strategy, minimum			50.00%
Target allocation investment strategy, maximum			75.00%
Income Generating Assets [Member]
Pensions and Post Retirement Benefit Plans (Textual) [Abstract]
Target allocation investment strategy, minimum			25.00%
Target allocation investment strategy, maximum			50.00%
Minimum [Member]
Pensions and Post Retirement Benefit Plans (Textual) [Abstract]
Initial health care cost trend rate			4.50%